PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE	12 Months Ended
Mar. 31, 2025
Prepaid Expenses Deposits And Other Receivable
PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE

4. PREPAID EXPENSES, DEPOSITS AND OTHER RECEIVABLE

Prepayments, deposits, and other receivables mainly consist of deposits for rented premises, autopay and utilities, prepayments for consulting fees to four independent consultants, prepaid sub-contracting fees, repair and maintenance, fuel oil fees, and insurance expenses.

	As of March 31,
	2024	2025
	USD	USD

Prepaid expenses	841,143	81,155
Prepayment of consulting fees	-	3,072,000
Other receivables and deposits	32,676	29,030
	873,819	3,182,185

On July 25, 2024, the Company signed consultancy agreements with four consultants. The consultants provide services including market research, sales and marketing strategies, customer relationship management, identifying strategic partnerships, and assessing business expansion opportunities for the Company. Their service charges range from US$1.8 million to US$2.7 million, settled by cash or shares. The service period covers July 25, 2024 to July 24, 2025.

On October 7, 2024, the Company issued, in aggregate, 2,400,000 Ordinary Shares, par value US$0.00005 each to four consultants, each an independent third party, as provided under the 2024 Stock Incentive Plan. The 2024 Stock Incentive Plan was registered on Form S-8 on October 2, 2024. None of the consultants had a shareholding of 5% or above.

The total contract amount for all consultants was US$9,216,000. For the year ended March 31, 2025, the Company recognized US$6,144,000 as an expense. The remaining portion, US$3,072,000 has been recorded as prepayment and will be recognized as an expense in the next financial year.